Financial debt (Tables)	12 Months Ended
Dec. 31, 2020
Financial debt
Schedule of Short-term financial debt

	December 31,
	2020	2019	2018
Loan denominated in pesos, maturing in January 2019, at TIIE (1) FIRA (2) rate plus 1.25 percentage points.	$—	—	100,306
Loan in the amount of 140,000 thousand dollars, maturing in February 2019, at fixed rate 2.29 percentage points.	—	—	2,757,460
Loan denominated in pesos, maturing in February 2019, at TIIE (1) rate plus 1.25 percentage points.	—	—	300,028
Loan denominated in pesos, maturing in March 2019, at TIIE (1) rate plus 1.25 percentage points.	—	—	250,023
Loan denominated in pesos, maturing in May 2019, at TIIE (1) rate plus 0.40 percentage points.	—	—	20,003
Loan in the amount of 70,000 thousand dollars, maturing in January 2020, at LIBOR (3) rate plus 0.62 percentage points.	—	1,322,176	—
Loan denominated in pesos, maturing in January 2020, at TIIE (1) rate plus 0.50 percentage points.	—	50,000	—
Loan in the amount of 80,000 thousand dollars, maturing in February 2020, at LIBOR6 (4) rate plus 0.35 percentage points.	—	1,509,015	—
Loan denominated in pesos, maturing in February 2020, at TIIE (1) rate plus 1.05 percentage points.	—	449,572	—
Loan denominated in pesos, maturing in May 2020, at TIIE (1) rate plus 1.05 percentage points.	—	99,678	—
Loan denominated in pesos, maturing in June 2020, at TIIE (1) rate plus 0.50 percentage points.	—	9,958	—
Loan in the amount of 39,000 thousand dollars, maturing in January 2021, at LIBOR (3) rate plus 0.60 percentage points.	778,050	—	—
Loan denominated in pesos, maturing in February 2021, at TIIE (1) rate plus 0.90 percentage points.	70,011	—	—
Total short-term debt	$848,061	3,440,399	3,427,820

(1)	TIIE (for its acronym in Spanish) = Interbank Equilibrium Rate
(2)	FIRA (for its acronym in Spanish) = Agriculture Trust Funds
(3)	LIBOR= London Interbank Offered Rate
(4)	LIBOR6= London InterBank Offered Rate (6 months)

Schedule of Long-term debt

	December 31,
	2020	2019	2018
Loan denominated in pesos, maturing in 2019, at TIIE (1) FIRA (2) rates plus 0.25 percentage points.	$—	—	53,980
Loan denominated in pesos, maturing in 2023, at TIIE (1) FIRA (2) plus 0 percentage points.	—	—	55,007
Loan denominated in pesos, maturing in May 2021, at TIIE (1) plus 1.05 percentage points.	209,499	—	—
Debt securities (subsection (d) of this note)	1,460,405	1,488,208	1,500,793
Total	1,669,904	1,488,208	1,609,780
Less current maturities	(209,499)	—	(64,973)
Long-term debt, excluding current maturities	$1,460,405	1,488,208	1,544,807

Schedule of Maturities of long-term debt	c) Maturities of long-term debt, excluding current maturities, as of December 31, 2020, are as follows:

Year	Amount
2022	$1,460,405

Reconciliation of liabilities arising from financing activities

	December 31,
	2020	2019	2018
Balance as of January 1	$4,928,607	5,037,600	5,249,024
Changes that represent cash flows
Proceeds from borrowings	4,030,700	4,839,000	3,370,400
Principal payment on loans	(6,762,222)	(4,808,163)	(3,588,067)
Changes that do not represent cash flows
Other	320,880	(139,830)	6,243
Balance as of December 31	$2,517,965	4,928,607	5,037,600